Intangible Assets	12 Months Ended
Dec. 31, 2016
Finite-Lived Intangible Assets, Net [Abstract]
Intangible Assets
13.	INTANGIBLE ASSETS

Intangible assets were as follows:

	Estimated weighted average useful life in years	2016	2015

Cost
Customer relationship intangibles [note 7]	12	$392	$134
Computer software	4	316	278
Patent and licenses	15	278	39

		986	451
Accumulated depreciation
Customer relationship intangibles [note 7]		(96)	(53)
Computer software		(242)	(221)
Patent and licenses		(27)	(8)

		$621	$169

The Company recorded approximately $100 million and $48 million of amortization expense related to definite-lived intangible assets for the years ended December 31, 2016 and 2015, respectively. The Company currently estimates annual amortization expense to be $90 million for 2017, $82 million for 2018, $66 million for 2019, $47 million for 2020 and $44 million for 2021.